Expense Example - SA PIMCO VCP Tactical Balanced Portfolio	Class 1 1 Year	Class 1 3 Years	Class 1 5 Years	Class 1 10 Years	Class 3 1 Year	Class 3 3 Years	Class 3 5 Years	Class 3 10 Years
USD ($)	97	303	525	1,166	122	381	660	1,455